General and administrative expense	9 Months Ended
May 31, 2022
General and administrative expense

18.	General and administrative expense

	Three months ended May 31, 2022	Three months ended May 31, 2021	Nine months ended May 31, 2022	Nine months ended May 31, 2021
Directors’ fees	$(144)	$(109)	$(331)	$(374)
Office and general	(404)	(49)	(908)	(309)
Shareholder information	(81)	(259)	(378)	(486)
Professional fees	(183)	(334)	(497)	(900)
Salaries, benefits and consulting	(791))	(967)	(2,112)	(2,493)
Severance	(17)	-	(259)	-
Share based expense	(612)	-	(2,125)	-
Travel and accommodation	(72)	(27)	(176)	(115)
Depreciation	(11)	(78)	(21)	(202)
Other	(203)	(266)	(208)	(267)
General and administrative expense	$(2,518)	$(2,089)	$(7,015)	$(5,146)